Financial Instruments And Risks - Summary of Group's Maximum Exposure To Structured Entities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unconsolidated Structured Products Managed By Third Parties [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	¥ 8,661,387	¥ 10,367,052
Group's maximum exposure	8,661,387	10,367,052
Unconsolidated Structured Products Managed By Affiliated Entities [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	12,219,226	19,352,780
Group's maximum exposure	12,219,226	19,409,204
Unconsolidated Structured Products Serviced By the Group [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Group's maximum exposure	1,428,320	711,058
Size	¥ 18,178,437	¥ 57,777,571